CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Jun. 01, 2017	Jan. 01, 2016
Portland Natural Gas Transmission System
Acquisitions
Ownership interest (as a percent)	11.81%	49.90%